Consolidated Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves Equity Incentive Awards [Member]	Reserves Warrants [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 79,744,984	$ 3,415,790	$ 724,874	$ 2,131,419	$ (47,089,140)	$ 38,927,927
Balance (Shares) at Dec. 31, 2019						47,823,177
Share issued for cash - financing	23,069,000					$ 23,069,000
Share issued for cash - financing (Shares)						6,785,000
Share issue cost - cash	(2,072,359)					$ (2,072,359)
Share-based-payments - equity incentive awards		1,693,886				1,693,886
Presentation currency translation difference	2,406,085					2,406,085
Other comprehensive income				(1,948,973)		(1,948,973)
Net loss					(20,249,424)	(20,249,424)
Balance at Dec. 31, 2020	103,147,710	5,109,676	724,874	182,446	(67,338,564)	$ 41,826,142
Balance (Shares) at Dec. 31, 2020						54,608,177
Share issued for cash - ATM	1,674,621					$ 1,674,621
Share issued for cash - ATM (Shares)						516,950
Share issued for cash - financing	17,301,750					$ 17,301,750
Share issued for cash - financing (Shares)						6,785,000
Share issue cost - cash	(1,441,386)					$ (1,441,386)
Share-based-payments - equity incentive awards		1,863,085				1,863,085
Options exercised	605,367	(229,214)				$ 376,153
Options exercised (Shares)						193,066
RSUs vested - share issuance	271,600	(365,096)				$ (93,496)
RSUs vested - share issuance (Shares)						67,019
RSU vested - cash redemption		21,028				$ 21,028
Presentation currency translation difference	450,366					450,366
Other comprehensive income				30,385		30,385
Net loss					(32,933,645)	(32,933,645)
Balance at Dec. 31, 2021	122,010,028	6,399,479	724,874	212,831	(100,272,209)	$ 29,075,003
Balance (Shares) at Dec. 31, 2021						62,170,212
Share issued for cash - ATM	898,694					$ 898,694
Share issued for cash - ATM (Shares)						768,055
Share issued for cash - financing	11,000,000					$ 11,000,000
Share issued for cash - financing (Shares)						16,666,667
Share issue cost - cash	(858,356)					$ (858,356)
Share-based-payments - equity incentive awards		1,742,511				1,742,511
RSUs vested - share issuance	438,146	(592,141)				$ (153,995)
RSUs vested - share issuance (Shares)						158,755
RSU vested - cash redemption		89,919				$ 89,919
Presentation currency translation difference	(8,409,362)					(8,409,362)
Other comprehensive income				7,745,772		7,745,772
Net loss					(19,807,021)	(19,807,021)
Balance at Dec. 31, 2022	$ 125,079,150	$ 7,639,768	$ 724,874	$ 7,958,603	$ (120,079,230)	$ 21,323,165
Balance (Shares) at Dec. 31, 2022						79,763,689